SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Convenience translation
Noon buying rate (in CNY per dollar)	6.2301
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	5 years
Furniture, fixtures and office equipment
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years